Fees Summary	Aug. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,904,000.00
Previously Paid Amount	0.00
Total Fee Amount	871.43
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 871.43
Narrative - Max Aggregate Offering Price	$ 5,904,000.00
Final Prospectus	true